Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Provision (benefit) for Income Taxes
The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2021	2020	2019
Current	$176,537	$55,243	$102,391
Deferred	(50,605)	30,239	(13,950)

Income taxes	$125,932	$85,482	$88,441

Components of Deferred Tax Assets and Liabilities
Deferred income taxes are comprised of the following components:

	As of September 30,
	2021	2020
Deferred tax assets:
Deferred revenue	$25,282	$25,252
Employee compensation and benefits	76,020	75,689
Intangible assets, computer software and intellectual property	75,200	18,705
Tax credits, net capital and operating loss carryforwards	156,209	142,718
Lease liabilities	50,780	71,204
Other	46,372	52,611

Total deferred tax assets	429,863	386,179
Valuation allowances	(65,550)	(69,455)

Total deferred tax assets, net	364,313	316,724

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(84,755)	(81,489)
Intangible assets, computer software and intellectual property	(109,526)	(114,772)
Lease assets	(47,822)	(69,215)
Other	(97,638)	(90,825)

Total deferred tax liabilities	(339,741)	(356,301)

Net deferred tax assets (liabilities)	$24,572	$(39,577)

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate
The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2021	2020	2019
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes (1)	15.5	14.7	15.6

Effective income tax rate	15.5%	14.7%	15.6%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1)	Foreign taxes for the year ended Sep 30, 2021:
In fiscal year 2021, foreign taxes included an expense of $39,596 for the estimated additional tax charge as a result of the gain from sale of a business, please see also Note 3.

Foreign
taxes in fiscal year 2021 also included a benefit of $10,933 resulting from internal structural changes in certain jurisdictions in which the Company operates.
Foreign
taxes in fiscal year 2021 also included a total amount of releases, net of additions related to prior years, of gross unrecognized tax benefits of $7,701 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The net release was offset by decrease in tax assets and as a result the net impact on income tax expense for fiscal year 2021 was not material.
Foreign taxes in fiscal year 2021 also included a benefit of $6,006 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

(1)	Foreign taxes for the year ended Sep 30, 2020:
In fiscal year 2020, foreign taxes included a total amount of releases of gross unrecognized tax benefits of $47,582 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by decrease in tax assets and increase in tax liabilities and as a result a net benefit of $14,971 was included within income tax expense for fiscal year 2020.
Foreign taxes in fiscal year 2020 also included a benefit of $15,438 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.
On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) to provide certain relief as a result of the
COVID-19
outbreak. Some of the key income
tax-related
provisions of the CARES Act include modification in the usage of net operating losses, interest deductions and payroll benefits. Furthermore, other governments have offered and may continue to offer support to companies who operate in those countries.
Foreign taxes in fiscal year 2020 also included a tax benefit of $4,964 resulting from tax enactments related to the
COVID-19
in certain jurisdictions.

(1)	Foreign taxes for the year ended Sep 30, 2019:
In fiscal year 2019, foreign taxes included a benefit of $
26,529
that was primarily attributable to the expiration of the periods set forth in statutes of limitations and to a lesser extent from the conclusions of tax audits related to unrecognized tax benefits accumulated over several years in certain jurisdictions.
Foreign taxes in fiscal year 2019 also included a benefit of $12,650 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits
The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2021	2020	2019
Balance at beginning of fiscal year	$168,186	$169,322	$187,646
Additions based on tax positions related to the current year	25,662	23,154	19,530
Additions for tax positions of prior years	23,849	23,292	27,558
Reductions for tax positions of prior years	(7,467)	(15,214)	(2,578)
Settlements with tax authorities (1)	(10,245)	(29,400)	(37,672)
Lapse of statute of limitations	(4,789)	(2,968)	(25,162)

Balance at end of fiscal year	$195,196	$168,186	$169,322

(1)
The changes in the year ended September 30, 2021, in the balance of the Company’s gross unrecognized tax benefits that relate to settlements with tax authorities is $10,245, the majority of which was offset by decrease in Tax Receivables and Deferred Tax Assets.